FINANCE EXPENSES, NET	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Expenses [Abstract]
FINANCE EXPENSES, NET
NOTE 22 - FINANCE EXPENSES, NET

	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Interest on bank loans and bank fees	1,704	993	964
Change in fair value options	310	(423)	414
Finance expenses in respect of loans from others	591	70	217
Finance expenses in respect of shareholders and related companies	(24)	(15)	136
Finance expenses in respect of other liabilities	161	167	202
Finance expenses in respect of leases liabilities	330	260	214
Financing income in respect of finance sub-lease	(17)	-	(2)
Exchange rate differences	(767)	1,968	(490)
	2,288	3,020	1,655